Basis of Preparation	6 Months Ended
Jun. 30, 2026
Disclosure of initial application of standards or interpretations [abstract]
Basis of Preparation

Note 1 Basis of Preparation

This condensed consolidated interim financial report for the half-year reporting period ended June 30, 2026, has been prepared in accordance with Australian Accounting Standard 134 Interim Financial Report the Corporations Act 2001. These financial statements also comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), as applicable to interim financial reporting.

This condensed consolidated interim financial report does not include all the notes normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the Annual Report for the period ended December 31, 2025, and any public announcements made by the Group during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.

The principal accounting policies adopted in the preparation of the financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

a)
The condensed consolidated interim financial statements incorporate the assets and liabilities of all subsidiaries of NOVONIX Limited (“Company” or “Parent Entity”) and the results of all subsidiaries during the half year ended June 30, 2026. NOVONIX Limited and its subsidiaries together are referred to in these financial statements as the "Group."
b)
Going Concern

The financial report has been prepared on a going concern basis, which contemplates continuity of normal business activities and the realization of assets and settlement of liabilities in the normal course of business.

The Company incurred a net loss of $24,634,013 (June 30, 2025: $20,135,547) and net operating cash outﬂows of $23,055,782 (June 30, 2025: $22,258,440) for the half-year ended June 30, 2026. As of June 30, 2026, the Company has a cash balance of $59,534,916 (December 31, 2025: $79,865,999) and net current liabilities of $2,531,821 (net current asset as of December 31, 2025: $5,601,197).

The net loss and cash outflows incurred during the period principally relate to the Company continuing to build-out the Riverside facility in Chattanooga, Tennessee, with mass production expected to start in 2027 for our lead customer, Panasonic. This will involve signiﬁcant capital expenditure to scale operations in line with customer offtake agreements, as well as current and future customer demand. The funding of these expansionary activities will require additional funding

Notes to the Consolidated Financial Statements

for the Half-Year Ended June 30, 2026

Note 1 Basis of Preparation (continued)

beyond the existing cash balance as of June 30, 2026, and forecasted customer inflows, during the construction phase for the Riverside facility.

As detailed in Note 8,Unsecured convertible loan notes and derivative financial instruments, during 2025, the Company agreed to terms with YA II PN, Ltd, an affiliate of Yorkville Advisors Global, LP ("Yorkville") where debentures may be released in tranches only if certain conditions are satisfied. The tranches mature 18 months from the relevant drawdown dates unless the ASX share price drops below the A$0.12 price floor. If the price drops below that floor price, this may trigger an Amortization Event under the terms of the agreement which could result in a cash redemption for part, or all, of the outstanding balance of the convertible debentures. At the balance date, and also the date of this half-year report, the face value of the outstanding Yorkville convertible debentures was $35,000,000. See Note 8 Unsecured convertible loan notes and derivative financial instruments for more detail.

The ability of the Company to continue as a going concern is principally dependent upon one or more of the following:

•
the Company achieving qualification status (being able to mass produce qualifying products for Panasonic and other future offtake customers and achieve the respective customer’s quality standards).
•
the ability of the Company to raise funds as and when necessary, from either customers, governments and/or investors in the form of debt or equity;
•
successfully converting the outstanding convertible debentures and loan notes to ordinary share capital under the terms of the respective agreements;
•
funding any cash redemption requirements that may arise under the Yorkville funding agreement; and
•
the ability of the Company to meet its cash flow forecasts.

Notes to the Consolidated Financial Statements

for the Half-Year Ended June 30, 2026

Note 1 Basis of Preparation (continued)

These conditions give rise to a material uncertainty which may cast signiﬁcant doubt over the Company’s ability to continue as a going concern. Should the Company be unable to continue as a going concern, it may be unable to realize its assets and discharge its liabilities in the normal course of business, and at amounts stated in the ﬁnancial report.

The directors believe that the going concern basis of preparation is appropriate as the Company has a strong history of being able to raise capital from debt and equity sources, including through the issue of:

•
$14.5 million equivalent to 129.3 million ordinary shares in secondary stock offering with Bell Potter in June 2026 (followed with a SPP that resulted in an additional $0.7 million);
•
up to $100 million of unsecured convertible debentures to Yorkville in July 2025 (Note 8);
•
$20.1 million equivalent to 53.9 million ordinary shares to eligible shareholders pursuant to a share purchase plan in January 2025;
•
$5 million equivalent to 12.8 million ordinary shares to Phillips 66 in a conditional placement that in January 2025; and
•
$26.6 million equivalent to 74.1 million ordinary shares in a fully underwritten institutional placement in November 2024.

This ﬁnancial report does not include any adjustments relating to the recoverability and classiﬁcation of recorded asset amounts or the amounts or classiﬁcation of liabilities and appropriate disclosures that may be necessary should the Company be unable to continue as a going concern.

The Company is continuing to actively engage with strategic partners, customers and investors to source additional funding to support the Company’s growth and fund the planned expansionary activities.

The Company intends to continue to claim balances against the $100 million grant from the U.S. Department of Energy ("DOE") Office of Critical Minerals and Energy Innovation ("CMEI"). As of June 30, 2026, the remaining balance to be claimed from MESC is $51.3 million. Future claims against the grant are subject to the Company meeting the terms and conditions agreed with the DOE.

Notes to the Consolidated Financial Statements

for the Half-Year Ended June 30, 2026

Note 1 Basis of Preparation (continued)

In addition, in April 2024, the Company was selected by the Qualifying Advanced Energy Project Allocation Program (the “48C program”) to receive a $103 million 48C tax credit under the 48C program, to support production of critical battery materials from its Riverside facility in Chattanooga, Tennessee. No funds have been claimed against the 48C tax credit mainly as the qualifying asset has not been placed in service as of June 30, 2026, and to the date of issuance of the interim ﬁnancial statements. The amount of the tax benefit to be received may be subject to adjustments based on the timing of when the Company is able to satisfy the requirements with regards to installed production capacity.

Historical cost convention

The ﬁnancial statements have been prepared under the historical cost convention, except for, where applicable, the revaluation of available-for-sale ﬁnancial assets, ﬁnancial assets and liabilities at fair value through proﬁt or loss, certain classes of property, plant and equipment and derivative ﬁnancial instruments.

c)
New and Amended Standard Adopted by the Group

There were no new, revised or amended standards adopted by the Group issued by the International Accounting Standards Board that are mandatory for the current reporting period.

d)
New and Amended Standard Adopted by the Group

Certain new accounting standards, amendments and interpretations have been issued that are not mandatory for the current reporting period and have not been early adopted by the Group.

AASB 18 Presentation and Disclosure in Financial Statements is effective for annual reporting periods beginning on or after July 1, 2027. AASB 18 replaces AASB 101 and introduces new requirements for the presentation and disclosure of information in the financial statements, including new categories and subtotals in the statement of profit or loss and enhanced disclosures regarding management-defined performance measures. The standard is not expected to affect the recognition or measurement of the Group's assets, liabilities, income or expenses, although it will affect the presentation and disclosure of financial information.

Notes to the Consolidated Financial Statements

for the Half-Year Ended June 30, 2026

Note 1 Basis of Preparation (continued)

Amendments to AASB 9 Financial Instruments and AASB 7 Financial Instruments: Disclosures – Classification and Measurement of Financial Instruments are effective for annual reporting periods beginning on or after July 1, 2026. The Group is assessing the impact of these amendments and, based on the assessment performed to date, does not expect their adoption to have a material impact on the Group's financial statements.

The Group does not expect any other standards or amendments issued but not yet effective to have a material impact on its financial statements.

e) Critical accounting estimates

The preparation of the ﬁnancial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are signiﬁcant to the ﬁnancial statements were set out in the Annual Report for the period ended December 31, 2025. Except as noted in Note 6, no changes in critical accounting estimates were made during the six-month period ended June 30, 2026.